Income Tax (Details) - Schedule of a reconciliation of the federal income tax rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of AReconciliation Of The Federal Income Tax Rate Abstract
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in fair value of warrants					84.90%	0.00%
Transaction costs allocable to warrants					(27.10%)	0.00%
Change in valuation allowance					(78.90%)	(21.00%)
Income tax provision	9.22%	0.00%	(1.47%)	0.00%	0.00%	0.00%